TRADE AND OTHER PAYABLES - Outstanding supply chain facilities used by the suppliers (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER PAYABLES
Financial liabilities	Rp 107,092	Rp 106,961
Liabilities under supplier finance arrangement
TRADE AND OTHER PAYABLES
Financial liabilities	353	475
Non-cash transfers from trade payables to bank loans	Rp 0	Rp 115
Liabilities under supplier finance arrangement | Minimum
TRADE AND OTHER PAYABLES
Range of payment due dates	1 month	1 month
Liabilities under supplier finance arrangement | Maximum
TRADE AND OTHER PAYABLES
Range of payment due dates	3 months	3 months
Total amount of which the supplier has received payment from finance provider
TRADE AND OTHER PAYABLES
Financial liabilities	Rp 353	Rp 473